World Omni Auto Receivables Trust 2012-B	Exhibit 99.1
Monthly Servicer Certificate
June 30, 2014

Dates Covered
Collections Period	06/01/14 - 06/30/14
Interest Accrual Period	06/16/14 - 07/14/14
30/360 Days	30
Actual/360 Days	29
Distribution Date	07/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/14	325,461,907.27	21,019
Yield Supplement Overcollateralization Amount at 05/31/14	5,134,913.68	0
Receivables Balance at 05/31/14	330,596,820.95	21,019
Principal Payments	15,211,780.90	741
Defaulted Receivables	627,928.89	29
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/14	4,770,334.40	0
Pool Balance at 06/30/14	309,986,776.76	20,249

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507

Delinquent Receivables:
Past Due 31-60 days	4,967,574.04	369
Past Due 61-90 days	1,371,422.64	82
Past Due 91 + days	233,811.28	13
Total	6,572,807.96	464

Total 31+ Delinquent as % Ending Pool Balance	2.12%

Recoveries	416,573.17

Aggregate Net Losses/(Gains) - June 2014	211,355.72

Overcollateralization Target Amount	13,949,404.95
Actual Overcollateralization	13,949,404.95

Weighted Average APR	3.48%
Weighted Average APR, Yield Adjusted	4.54%
Weighted Average Remaining Term	42.98

Flow of Funds	$ Amount

Collections	16,559,164.74
Advances	468.71
Investment Earnings on Cash Accounts	2,135.22
Servicing Fee	(275,497.35)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	16,286,271.32

Distributions of Available Funds
(1) Class A Interest	166,682.99
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	829,344.68
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	13,949,404.95
(7) Distribution to Certificateholders	1,328,169.93
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	16,286,271.32

Servicing Fee	275,497.35
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 06/16/14	310,816,121.44
Principal Paid	14,778,749.63
Note Balance @ 07/15/14	296,037,371.81

Class A-1
Note Balance @ 06/16/14	0.00
Principal Paid	0.00
Note Balance @ 07/15/14	0.00
Note Factor @ 07/15/14	0.0000000%

Class A-2
Note Balance @ 06/16/14	12,959,121.44
Principal Paid	12,959,121.44
Note Balance @ 07/15/14	0.00
Note Factor @ 07/15/14	0.0000000%

Class A-3
Note Balance @ 06/16/14	176,000,000.00
Principal Paid	1,819,628.19
Note Balance @ 07/15/14	174,180,371.81
Note Factor @ 07/15/14	98.9661203%

Class A-4
Note Balance @ 06/16/14	107,515,000.00
Principal Paid	0.00
Note Balance @ 07/15/14	107,515,000.00
Note Factor @ 07/15/14	100.0000000%

Class B
Note Balance @ 06/16/14	14,342,000.00
Principal Paid	0.00
Note Balance @ 07/15/14	14,342,000.00
Note Factor @ 07/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	179,351.76
Total Principal Paid	14,778,749.63
Total Paid	14,958,101.39

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	4,643.69
Principal Paid	12,959,121.44
Total Paid to A-2 Holders	12,963,765.13

Class A-3
Coupon	0.61000%
Interest Paid	89,466.67
Principal Paid	1,819,628.19
Total Paid to A-3 Holders	1,909,094.86

Class A-4
Coupon	0.81000%
Interest Paid	72,572.63
Principal Paid	0.00
Total Paid to A-4 Holders	72,572.63

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00
Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2622650
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.6108772
Total Distribution Amount	21.8731422

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0213013
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	59.4455112
Total A-2 Distribution Amount	59.4668125

A-3 Interest Distribution Amount	0.5083334
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	10.3387965
Total A-3 Distribution Amount	10.8471299

A-4 Interest Distribution Amount	0.6750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6750000

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8833336

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	56.12
Noteholders' Principal Distributable Amount	943.88

Account Balances	$ Amount

Advances
Balance as of 05/31/14	57,097.63
Balance as of 06/30/14	57,566.34
Change	468.71

Reserve Account
Balance as of 06/16/14	1,748,995.36
Investment Earnings	215.64
Investment Earnings Paid	(215.64)
Deposit/(Withdrawal)	-
Balance as of 07/15/14	1,748,995.36
Change	-

Required Reserve Amount	1,748,995.36